Stockholders' Equity (Details) - Schedule of Stock-Based Compensation Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and development [Member]
Stockholders' Equity (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 33,211	$ 19,601	$ 44,983	$ 46,409	$ 81,706	$ 223,476
General and administrative [Member]
Stockholders' Equity (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	299,550	417,355	625,379	844,970	1,582,205	2,320,236
Total	$ 332,761	$ 436,956	$ 670,362	$ 891,379	$ 1,663,911	$ 2,543,712